Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
SUPPLEMENT DATED OCTOBER 16, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
DATED MAY 1, 2026, OF
FRANKLIN ALLOCATION VIP FUND (the “Fund”)
1)	The following is added to the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s summary prospectus and prospectus:
The Fund may invest in complex fixed income securities, such as collateralized debt obligations (CDOs), which are generally a type of asset-backed securities. The Fund’s investments in CDOs may include investments in collateralized loan obligations (CLOs), which are a type of CDO.
2)	The following is added to the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s summary prospectus and prospectus:
Collateralized Debt Obligations (CDOs): The risks of an investment in a CDO, a type of asset backed security, and which includes collateralized loan obligations, depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests and may be affected by the performance of a CDO’s collateral manager. CDOs may be deemed to be illiquid and subject to the Fund’s restrictions on investments in illiquid investments. In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment. These risks are amplified in tranches of CDOs that are subordinate to other tranches.

Franklin Allocation VIP Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
SUPPLEMENT DATED OCTOBER 16, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
DATED MAY 1, 2026, OF
FRANKLIN ALLOCATION VIP FUND (the “Fund”)
1)	The following is added to the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s summary prospectus and prospectus:
The Fund may invest in complex fixed income securities, such as collateralized debt obligations (CDOs), which are generally a type of asset-backed securities. The Fund’s investments in CDOs may include investments in collateralized loan obligations (CLOs), which are a type of CDO.
2)	The following is added to the section titled “Fund Summary – Principal Investment Strategies” in the Fund’s summary prospectus and prospectus:
Collateralized Debt Obligations (CDOs): The risks of an investment in a CDO, a type of asset backed security, and which includes collateralized loan obligations, depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests and may be affected by the performance of a CDO’s collateral manager. CDOs may be deemed to be illiquid and subject to the Fund’s restrictions on investments in illiquid investments. In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment. These risks are amplified in tranches of CDOs that are subordinate to other tranches.